Supplementary Information to the Statements of Profit and Loss (Tables)	12 Months Ended
Dec. 31, 2024
Supplementary Information to the Statements of Profit and Loss [Abstract]
Schedule of Additional Information about Revenues	Additional information about revenues
	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars in thousands

Revenues from major customers each of whom amount to 10% or more, of total revenues
Customer A(1)	$49,958	$32,800	$16,195
Customer B(2)	16,882	16,129	14,205
Customer C(3)	12,234	9,230	12,255
	$79,074	$58,159	$42,655

(1)	Revenue is attributed to the Proprietary segment. Refer to Note 17 (c) for more information.

(2)	Revenue is attributed to the Proprietary segment. Refer to Note 17 (a) for more information.

(3)	Customer C for the year ended December 31, 2024, is different than Customer C for the years ended December 31, 2023, and 2022.

Schedule of Revenues Based on Location of Customers	Revenues based on the location of the customers, are as follows:
	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars in thousands

U.S.A	$100,504	$73,741	$65,296
Israel	25,012	31,296	32,031
Latin America	18,606	12,928	11,293
Canada	9,457	11,162	10,555
Europe	4,936	7,088	5,277
Asia	2,376	6,147	4,581
Others	62	157	306
Total Revenue	$160,953	$142,519	$129,339

Schedule of Cost of Goods Sold	Cost of goods sold
	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars in thousands

Cost of materials	$46,673	$70,308	$53,666
Salary and related expenses	17,820	16,330	14,967
Subcontractors	6,302	6,354	4,673
Depreciation and amortization (1)	9,274	9,000	8,553
Energy	1,390	1,383	1,365
Other manufacturing expenses	1,812	1,235	1,785

Total Cost of goods sold before Inventory change	$83,271	$104,610	$85,009
Decrease (increase) in inventories	7,715	(17,581)	(2,373)
Total Cost of goods sold	$90,986	$87,029	$82,636

(1)	Including amortization of intangible assets in the amount of $5,376 for each of the years ended December 31, 2024, 2023 and 2022.
	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars in thousands

Salary and related expenses	$5,621	$5,110	$5,608
Subcontractors	5,354	4,677	4,216
Materials and allocation of facility costs	2,693	2,971	2,538
Depreciation and amortization	648	586	574
Others	869	589	236

Total Research and development	$15,185	$13,933	$13,172
	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars in thousands
Salary and related expenses	$5,916	4,907	4,047
Packing, shipping and delivery	1,612	1,366	1,484
Marketing and advertising	3,830	2,634	3,676
Registration and marketing fees	3,705	4,362	3,463
Depreciation and amortization (1)	2,085	2,090	2,056
Others	1,280	834	558
Total Selling and marketing	$18,428	$16,193	$15,284

(1)	Including amortization of intangible assets in the amount of $1,807 for each of the years ended December 2024 and 2023, and 2022.
	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars in thousands
Salary and related expenses	$5,811	$5,283	$4,455
Employees welfare	1,608	1,337	1,299
Professional fees and public company expenses	4,290	4,305	4,213
Depreciation, amortization and impairment	1,211	1,035	973
Information technology related expenses	1,772	1,201	905
Others	1,010	1,220	958
Total General and administrative	$15,702	$14,381	$12,803
	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars in thousands

Financial income
Interest income from cash deposit	$2,118	$588	$91

Financial expense
Revaluation of long term liabilities	(8,081)	(980)	(6,266)
Fees and interest expense to financial institutions	(660)	(1,298)	(914)

Financial income and (expense)
Derivatives instruments measured at fair value	(139)	149	548
Translation differences of financial assets and liabilities	45	(94)	(250)
Total Financial (expense) income	$(6,717)	$(1,635)	$(6,791)